DISTRIBUTION OF PROFITS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reserve Quantities [Line Items]
Balance of legal reserve	$ 31,202	$ 31,202
Minimum [Member]
Reserve Quantities [Line Items]
Profit after taxation to legal reserve	10.00%
Percentage of legal reserve to share capital	25.00%
Maximum [Member]
Reserve Quantities [Line Items]
Profit after taxation to legal reserve	25.00%
Percentage of legal reserve to share capital	50.00%